Note 16 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	December 31,	December 31,	December 31,
	2014	2013	2012
Directors compensation	$215,465	$243,410	$235,478
Outside services	96,660	111,332	62,675
Legal expense	246,545	431,519	471,363
Deposit expense	67,710	84,942	219,778
Office supplies	77,909	74,516	81,814
Telephone	118,268	116,661	114,182
Postage	149,379	153,753	157,986
Insurance	106,139	87,758	87,436
Supervisory exam	57,359	55,234	57,109
Accounting	217,280	223,517	256,850
Organization dues	146,845	124,454	118,653
Loan expense	269,016	310,853	239,701
Mortgage buyback	-	-	147,119
Contributions	50,004	40,000	40,000
ATM expense	253,457	228,547	231,893
Federal and state tax credits amortization	885,478	885,478	885,478
Other operating	709,984	489,484	400,527

	$3,667,498	$3,661,458	$3,808,042